Discontinued operations - Net Loss from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Product and service revenues	$ 934	$ 1,926
Cost of product and service revenues	607	1,713
Gross margin	327	213
Total operating expense	(7,913)	(13,784)
Finance income and other	337	(4)
Impairment charges on intangible assets	(2,266)	(13,017)
Impairment charges on goodwill	(23,991)	0
Recovery on settlement of contingent consideration	0	9,891
Income tax recovery	0	3,578
Net loss from discontinued operations	$ (33,506)	$ (13,123)	[1]

[1]	Comparative information has been restated due to a discontinued operation (note 7).